UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2021

Invesco Senior Loan Fund

Nasdaq:

A: VSLAX ∎ C: VSLCX ∎ Y: VSLYX ∎ IB: XPRTX ∎ IC: XSLCX

2	Fund Performance
4	Schedule of Investments
27	Financial Statements
31	Financial Highlights
32	Notes to Financial Statements
42	Fund Expenses
43	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 2/28/21 to 8/31/21, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.04%
Class C Shares	4.64
Class Y Shares	5.16
Class IB Shares	5.17
Class IC Shares	5.09
Credit Suisse Leveraged Loan Index▼ (Style-Specific Index)	1.99

Source(s): ▼Bloomberg L.P.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated, non-investment grade loans.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Senior Loan Fund

Average Annual Total Returns
As of 8/31/21, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.51%
10 Years	5.42
5 Years	4.46
1 Year	10.15

Class C Shares
Inception (2/18/05)	2.96%
10 Years	4.99
5 Years	4.37
1 Year	11.94

Class Y Shares
Inception (11/8/13)	4.51%
5 Years	5.44
1 Year	14.07

Class IB Shares
Inception (10/4/89)	4.91%
10 Years	5.99
5 Years	5.41
1 Year	14.09

Class IC Shares
Inception (6/13/03)	4.37%
10 Years	5.87
5 Years	5.25
1 Year	13.93

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 3.25% sales charge. Class C share performance reflects an early withdrawal charge of 1% for the first year after purchase. Class IB shares and Class IC shares are not continuously offered and have no early withdrawal charges. Class Y shares do not have a front-end sales charge or a CDSC, therefore performance is at net asset value. Class Y shares do not have early withdrawal charges.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                             Invesco Senior Loan Fund

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–105.18%(b)(c)
Aerospace & Defense–6.92%
Boeing Co., Revolver Loan (d)(e)	0.00%	10/30/2022		$9,182	$ 9,103,991
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	04/22/2028		183	182,513
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B(f)	–	10/03/2024	EUR	161	182,824
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.65%	04/08/2026		1,935	1,889,804
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.65%	04/08/2026		1,040	1,015,128
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		839	840,004
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		1,612	1,606,511
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 08/05/2014-02/08/2019; Cost $1,946,523)(d)(e)(g)	0.00%	07/18/2023		1,947	1,946,523
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $2,089,792)(d)(g)	8.00%	07/18/2023		2,123	2,122,509
KKR Apple Bidco LLC
First Lien Term Loan(f)	–	07/15/2028		854	852,821
Second Lien Term Loan(f)	–	07/15/2029		92	93,617
Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	12/06/2025		1,077	1,076,537
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		709	709,216
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		4,170	4,176,694
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/26/2029		1,098	1,108,913
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		1,021	1,031,501
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.33%	05/30/2025		1,398	1,377,716
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.33%	12/09/2025		3,332	3,284,562
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.33%	03/08/2025		216	213,325
					32,814,709

Air Transport–3.35%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028		2,202	2,270,215
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/15/2028		1,337	1,337,811
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2025		1,141	1,073,634
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		599	591,775
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	411	475,769
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		3,202	3,402,414
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		3,335	3,540,089
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		3,167	3,178,867
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		45	43,791
					15,914,365

Automotive–3.02%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.58%	03/31/2028		616	615,493
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		1,460	1,465,707
BCA Marketplace (United Kingdom)
Second Lien Term Loan B	1.00%	06/30/2029	GBP	481	672,203
Term Loan B	4.80%	06/30/2028	GBP	163	224,915
Garrett Borrowing LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/30/2028		1,307	1,301,794
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.09%	03/03/2025		365	361,649

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		$1,528	$ 1,534,911
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	11/02/2027		1,385	1,386,451
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		2,623	2,627,343
PowerTeam Services LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	06/01/2026		334	333,500
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	05/22/2024		925	925,409
ThermaSys Corp., Term Loan(d)(f)	–	10/02/2023		4	2,910
Truck Hero, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	01/20/2028		664	662,742
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.08%	02/05/2026		594	587,537
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		1,614	1,617,551
					14,320,115

Beverage & Tobacco–1.62%
Al Aqua Merger Sub, Inc.
Delayed Draw Term Loan(e)	0.00%	06/18/2028		648	649,550
Term Loan(f)	–	06/18/2028		5,181	5,196,404
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		292	278,816
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	03/31/2028		724	723,645
Waterlogic Holdings Ltd. (United Kingdom)
Term Loan B(f)	–	08/04/2028	EUR	43	50,952
Term Loan B(f)	–	08/04/2028		792	792,490
					7,691,857

Brokers, Dealers & Investment Houses–0.08%
Zebra Buyer LLC, First Lien Term Loan (f)	–	04/22/2028		382	383,437

Building & Development–1.88%
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.08%	08/28/2023		347	346,804
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.58%	08/27/2025		450	440,319
CRH Europe Distribution (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/30/2026	EUR	285	337,766
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027		30	29,628
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.58%	02/01/2027		635	628,711
Term Loan B(f)	–	06/11/2028		1,370	1,360,452
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/23/2028		1,406	1,398,382
Standard Industries, Inc., Term Loan B(f)	–	08/31/2028		1,466	1,463,272
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.10%	05/29/2026		168	167,038
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.00%	07/24/2024		920	921,161
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027		1,811	1,814,293
					8,907,826

Business Equipment & Services–13.41%
Adevinta ASA (Norway), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/22/2027		498	498,526
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/31/2028		491	495,978
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028		208	208,526
Atlas CC Acquisition Corp.
Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	05/01/2028		291	291,939
Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	05/01/2028		59	59,377
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.00%	05/22/2024		925	928,929
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		1,512	1,514,757
Term Loan (1 mo. USD LIBOR + 3.00%)	3.08%	10/30/2026		1,147	1,142,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $333,750)(g)	8.50%	02/15/2023		$350	$ 334,722
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-08/31/2021; Cost $521,380)(g)(h)	9.50%	08/15/2023		527	292,273
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/30/2028		883	884,097
Ciox, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/16/2025		970	973,189
Constant Contact
Delayed Draw Term Loan(e)	0.00%	02/10/2028		408	406,557
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	8.25%	02/15/2029		818	810,272
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		1,518	1,513,297
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.34%	08/08/2026		72	71,310
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 01/06/2021-05/18/2021; Cost $2,675)(g)	11.00%	07/26/2023		3	2,661
Dakota Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		2,171	2,176,495
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	04/07/2028		677	696,129
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026		605	601,473
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028		1,050	1,053,010
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.34%	10/30/2026		1,099	1,098,217
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	05/12/2028		1,860	1,849,743
Holding Socotec (France), Term Loan B(f)	–	05/07/2028		530	530,051
I-Logic Technologies Bidco Ltd. (United Kingdom), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/31/2027	EUR	154	181,867
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.82%	06/23/2024	GBP	2,029	2,734,433
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	459	543,563
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	03/31/2028		1,208	1,210,207
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		2,107	2,123,999
Monitronics International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		5,143	4,999,492
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		3,005	3,027,150
My Alarm Center LLC, Revolver Loan(d)(e)	0.00%	05/25/2024		579	581,636
NAS, LLC
Revolver Loan(d)(e)	0.00%	06/01/2024		514	516,165
Term Loan(d)	7.50%	06/03/2024		5,046	5,070,860
NielsenIQ, Inc.
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/06/2028	EUR	375	444,661
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.10%	03/06/2028		542	542,644
OCM System One Buyer CTB LLC, Term Loan B(d)	5.25%	03/02/2028		723	724,802
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.84%	11/18/2026		1,556	1,529,701
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		2,615	2,614,061
Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		192	189,138
Protect America
Revolver Loan(d)(e)	0.00%	09/01/2024		261	239,859
Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	0.50%	09/01/2024		1,804	1,659,399
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		882	881,975
Sitel Worldwide Corp., Term Loan B(f)	–	08/01/2028		1,690	1,688,526
Solera
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	06/02/2028		1,653	1,653,961
Term Loan B	5.30%	06/05/2028	GBP	236	326,779
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		4,246	4,256,027
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2027	EUR	233	276,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Tech Data Corp., Term Loan	3.58%	06/30/2025		$1,778	$ 1,781,059
Tempo Acquisition LLC, Incremental Term Loan(f)	–	10/31/2026		328	328,540
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan(d)(e)	0.00%	08/30/2028		111	111,007
Term Loan B(d)(f)	–	08/30/2028		474	474,702
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	5.88%	03/20/2027		537	539,223
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		1,920	1,927,659
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.40%	03/19/2028		742	740,006
Virtusa Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	02/11/2027		645	648,090
WebHelp (France), Term Loan B(f)	–	07/30/2028		632	632,025
					63,634,306

Cable & Satellite Television–1.50%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.88%	07/15/2025		414	406,988
Term Loan (3 mo. USD LIBOR + 2.75%)	2.90%	01/31/2026		166	163,410
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.35%	01/15/2026		335	330,152
Term Loan (3 mo. USD LIBOR + 2.25%)	2.35%	07/17/2025		801	791,390
Numericable-SFR S.A. (France), Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.12%	08/14/2026		381	380,095
ORBCOMM, Inc., Term Loan B(f)	–	06/26/2028		390	390,605
Telenet Financing USD LLC, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.10%	04/15/2028		129	127,061
UPC Financing Partnership
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.35%	04/30/2028		255	252,405
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.10%	01/31/2029		2,210	2,200,956
Virgin Media Bristol LLC (United Kingdom), Term Loan Q (1 mo. USD LIBOR + 3.25%)	3.35%	01/15/2029		1,999	1,999,063
Ziggo Secured Finance Partnership, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.60%	04/15/2028		95	93,845
					7,135,970

Chemicals & Plastics–5.20%
AI PLEX AcquiCo GmbH (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	07/31/2026	EUR	280	331,836
AkzoNobel Chemicals, Term Loan (3 mo. USD LIBOR + 2.75%)	2.84%	10/01/2025		889	880,884
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027		384	385,613
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		815	822,968
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		2,434	2,471,027
BASF Construction Chemicals (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027		485	484,867
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B(f)	–	10/31/2025	EUR	124	146,289
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		917	918,708
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	7	8,712
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	9	10,836
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		2,013	1,986,029
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/21/2023		316	312,087
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	3.70%	09/21/2023	EUR	222	261,074
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/05/2022		14	12,657
Eastman Tire Additives, Term Loan B(d)(f)	–	08/12/2028		725	717,786
Fusion, Term Loan(d)	7.50%	04/30/2026		882	903,798
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027		795	794,741
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR	173	205,317
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028		912	911,467
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029		167	168,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026		$1,174	$ 1,172,862
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.08%	03/28/2025		881	879,594
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.83%	03/30/2026		649	649,500
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	187	222,330
KPEX Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026		149	137,100
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/31/2025		337	324,758
Lonza Solutions (Switzerland)
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	04/28/2028		562	563,279
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/03/2028	EUR	455	538,594
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.58%	06/30/2027		704	701,106
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.65%	03/02/2026		307	304,485
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	3.38%	10/14/2024		1,536	1,531,873
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/27/2026	EUR	147	174,103
Term Loan B (3 mo. USD LIBOR + 4.75%)	4.95%	02/27/2026		486	479,064
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		432	432,772
PQ Corp., Term Loan B(f)	–	05/27/2028		1,348	1,348,450
PQ Performance Chemicals, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	04/30/2028		795	796,496
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		718	719,022
W.R. Grace & Co., Term Loan B(f)	–	08/11/2028		971	973,789
					24,684,657

Clothing & Textiles–1.10%
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	04/27/2028		815	815,946
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	01/20/2028		758	757,418
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.14%	05/01/2024		217	210,441
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(d)	4.34%	05/17/2026		211	211,404
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	772	914,039
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/25/2025		2,297	2,286,625
					5,195,873

Conglomerates–0.28%
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025		892	885,020
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)(d)	4.75%	02/03/2025		258	256,430
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026		192	189,240
					1,330,690

Containers & Glass Products–2.34%
Consolidated Container Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/29/2028		458	454,681
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(d)	4.75%	03/29/2024		2,498	2,485,073
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023		513	513,938
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	10/21/2024		166	166,206
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/04/2027		358	357,311
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		2,102	2,025,563
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,131	1,339,473
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	732	866,828

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026		$337	$ 337,151
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR	313	370,303
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (Acquired 11/13/2020-05/13/2021; Cost $657,104)(g)(h)	6.00%	11/12/2025		719	749,450
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.38%	04/21/2028		423	422,611
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		453	454,044
Trident TPI Holdings, Inc.
Delayed Draw Term Loan(e)	0.00%	07/29/2028		46	46,564
Term Loan B(f)	–	07/29/2028		328	328,279
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024		194	193,567
					11,111,042

Cosmetics & Toiletries–1.23%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	08/11/2025		464	385,872
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.35%	04/05/2025		3,216	3,107,809
Domtar Personal Care, Term Loan B (1 mo. USD LIBOR + 4.25%) (Acquired 02/19/2021; Cost $849,454)(g)	5.00%	02/18/2028		852	854,883
IRIS Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	05/25/2028	EUR	650	769,829
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	107	126,689
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	06/30/2024		572	571,118
					5,816,200

Drugs–0.56%
Bausch Health Americas, Inc. (Canada)
First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.83%	11/27/2025		424	422,355
Term Loan (3 mo. USD LIBOR + 3.00%)	3.08%	06/02/2025		397	396,044
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/10/2028		1,885	1,835,714
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.08%	11/15/2027		5	5,003
					2,659,116

Ecological Services & Equipment–0.85%
Anticimex (Sweden), Term Loan B (f)	–	07/21/2028		1,056	1,052,570
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025		652	650,150
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025		526	527,568
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025		843	838,344
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026		105	97,747
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	9.25%	11/02/2028		827	847,884
					4,014,263

Electronics & Electrical–12.78%
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028		111	113,345
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	185	219,686
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	04/18/2025		457	457,024
CDK Int (Concorde Lux) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/19/2028	EUR	161	191,489
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028		722	723,916
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.33%	04/06/2026		512	507,041
Dedalus Finance GmbH (Germany), Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	05/04/2027	EUR	249	293,812
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		2,384	2,389,887
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		358	362,913
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	179	212,387
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.88%	11/06/2023		903	891,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	02/04/2028		$1,160	$ 1,157,959
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	05/06/2026		978	975,111
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	07/01/2028		325	325,224
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		655	647,886
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028		916	919,406
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		314	314,916
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025		210	212,368
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		919	921,860
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029		295	297,792
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028		596	594,608
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	03/05/2028		480	479,180
Liftoff Mobile, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	02/17/2028		553	552,508
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.85%	08/28/2027		3,686	3,678,380
Marcel Bidco LLC, Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027		93	92,894
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/13/2028		1,129	1,130,499
Maverick Bidco, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	04/28/2029		49	49,008
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/18/2028		451	450,983
McAfee Enterprise
Second Lien Term Loan(f)	–	05/03/2029		628	628,135
Term Loan B(f)	–	05/03/2028		2,339	2,336,624
Mediaocean LLC, Term Loan B(f)	–	08/18/2025		215	215,742
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		1,169	1,172,259
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	03/06/2026		413	412,965
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		2,029	1,963,334
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.63%	08/28/2026		957	947,411
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		1,661	1,636,273
Term Loan B-5 (3 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024		565	555,604
Oberthur Technologies of America Corp.
Term Loan B (3 mo. EURIBOR + 4.50%) (Acquired 04/01/2021-04/23/2021; Cost $1,741,333)(g)	4.50%	01/09/2026	EUR	1,455	1,724,542
Term Loan B (1 mo. USD LIBOR + 4.50%) (Acquired 04/01/2021; Cost $1,142,878)(g)	5.25%	01/09/2026		1,154	1,156,772
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		417	410,437
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		3,579	3,528,923
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		1,207	1,187,398
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		1,565	1,573,698
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		393	395,133
Proofpoint, Inc., Term Loan B(f)	–	06/09/2028		1,696	1,687,504
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.38%	05/16/2025		3,633	3,634,024
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	8.38%	05/16/2026		484	484,170
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028		1,363	1,356,572
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.08%	05/29/2026		359	360,466
Resideo Funding, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.75%	02/08/2028		369	366,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 12/31/2020-03/01/2021; Cost $3,464,028)(g)	7.00%	12/31/2025		$3,500	$ 3,134,488
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate (Acquired 02/06/2019-06/30/2021; Cost $1,224,328)(g)(h)	4.50%	12/31/2026		1,359	1,048,806
Term Loan (3 mo. USD LIBOR + 3.25%) (Acquired 02/05/2021-08/11/2021; Cost $395,097)(g)	4.25%	04/24/2022		404	388,224
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.58%	10/31/2025		1,378	1,377,640
Second Lien Term Loan	8.08%	11/02/2026		190	187,789
Skillsoft Corp., Term Loan B(f)	–	07/01/2028		1,031	1,036,792
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028		588	589,605
Tenable Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	07/07/2028		265	264,765
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.83%	05/04/2026		2,085	2,088,551
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		373	374,175
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		68	68,920
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	448	532,997
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		736	739,054
Watlow Electric Manufacturing Co., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	03/15/2028		949	949,566
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		930	933,246
					60,613,086

Financial Intermediaries–0.90%
Alter Domus (Participations S.a.r.l.) (Luxembourg), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/17/2028		377	377,330
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	03/15/2028		2,286	2,277,034
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.83%	07/20/2026		111	112,030
LendingTree, Inc., First Lien Term Loan(d)(f)	–	08/31/2028		841	839,715
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025		176	175,835
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.12%	02/10/2027		463	463,451
					4,245,395

Food Products–1.94%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026		869	872,753
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR	231	265,118
BrightPet
Delayed Draw Term Loan(d)(e)	0.00%	10/05/2026		671	674,701
Revolver Loan(d)	7.25%	10/05/2026		84	84,337
Revolver Loan(d)(e)	0.00%	10/05/2026		252	253,013
Term Loan B(d)	7.25%	10/05/2026		2,338	2,349,646
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		170	170,171
Term Loan (3 mo. USD LIBOR + 3.69%)	3.77%	05/23/2025		1,958	1,943,004
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(d)	8.75%	09/15/2028		232	231,535
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/23/2027		709	709,125
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR	427	492,879
Valeo Foods (Jersey) Ltd. (Ireland)
Term Loan B (3 mo. GBP LIBOR + 5.25%)	5.32%	08/27/2027	GBP	430	591,380
Term Loan B(f)	–	06/28/2028	EUR	478	563,259
					9,200,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–0.95%
Carlisle FoodService Products, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025		$261	$ 256,172
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.15%	02/06/2025		38	37,744
Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	03/11/2026		313	312,579
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.15%	02/06/2025		441	438,686
Houston Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.83%	07/20/2025		732	727,740
IRB Holding Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027		999	999,588
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.83%	11/19/2026		1,266	1,246,479
NPC International, Inc., Second Lien Term Loan(i)(j)	0.00%	04/18/2025		240	3,593
Weight Watchers International, Inc., Term Loan B(f)	–	04/13/2028		501	500,190
					4,522,771

Forest Products–0.09%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/11/2028		368	368,653
Royal Oak Enterprises LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	12/16/2027		56	55,999
					424,652

Health Care–6.02%
Acacium Group (United Kingdom), Term Loan	5.30%	05/19/2028	GBP	295	405,530
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.38%	02/11/2026		875	879,289
Biogroup-LCD (France), Term Loan B(f)	–	02/09/2028	EUR	292	345,039
Certara Holdco, Inc., Term Loan B(f)	–	08/14/2026		543	542,661
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/02/2027		735	735,727
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/08/2024	EUR	199	234,609
Domus Vi (France), Term Loan (3 mo. EURIBOR + 3.75%)	4.00%	10/31/2026	EUR	105	124,978
Ethypharm (France), Term Loan B	4.61%	04/30/2029	GBP	371	508,375
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		1,033	1,037,732
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027		2,381	2,391,845
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	06/28/2024		173	172,946
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025		1,485	1,492,849
Greatbatch Ltd., Term Loan B	3.50%	10/27/2022		74	74,208
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.83%	08/06/2026		1,045	1,043,884
ICON PLC (Ireland)
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028		123	123,226
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028		494	494,585
ImageFirst
Delayed Draw Term Loan(d)(e)	0.00%	04/27/2028		91	90,436
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028		398	397,921
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028		470	470,141
International SOS L.P., Term Loan B(d)(f)	–	08/06/2028		778	778,443
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	918	1,084,811
MedAssets Sotware Intermediate Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028		828	827,730
Nemera (Financiere N BidCo) (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR	80	94,473
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	138	164,105
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	80	94,794
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.57%	08/21/2026	GBP	172	236,743
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	04/08/2028		1,876	1,884,412
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	06/30/2025		138	138,423
Packaging Coordinators Midco, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	11/30/2027		278	277,536
PAREXEL International Corp., Term Loan B(f)	–	08/31/2028		875	875,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Prophylaxis B.V. (Netherlands)
PIK Term Loan A, 9.75% PIK Rate, 0.50% Cash Rate(d)(h)	9.75%	06/30/2025	EUR	411	$ 776,460
Term Loan B (3 mo. EURIBOR + 4.50%)(d)	4.50%	06/30/2025	EUR	2,059	2,407,241
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/15/2027		$1,777	1,789,546
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026		1,429	1,431,913
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.75%	03/25/2028		408	408,031
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		1,449	1,452,809
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.08%	08/07/2025		734	734,394
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.08%	10/23/2026		759	758,419
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		548	548,250
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		235	235,465
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026		9	8,981
					28,574,341

Home Furnishings–1.49%
Hayward Industries, Inc., Term Loan B (f)	–	05/12/2028		407	405,465
Hilding Anders AB (Sweden), PIK Term Loan B, 0.75% PIK Rate, 5.00% Cash Rate	0.75%	11/29/2024	EUR	391	387,994
Mattress Holding Corp., Term Loan (1 mo. USD LIBOR + 5.25%) (Acquired 11/24/2020; Cost $1,249,366)(g)	6.25%	11/24/2027		1,279	1,303,389
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		721	729,734
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		1,807	1,727,335
SIWF Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.33%	06/15/2025		0	308
TGP Holdings III LLC
Delayed Draw Term Loan(e)	0.00%	06/23/2028		80	79,717
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	06/23/2028		604	604,576
VC GB Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	07/01/2029		319	321,870
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/01/2028		758	756,472
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027		754	755,125
					7,071,985

Industrial Equipment–2.95%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027		87	87,149
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR	359	422,989
Brush (United Kingdom)
Term Loan(d)	6.45%	06/09/2028	EUR	882	1,015,515
Term Loan A(d)	7.05%	06/09/2028	GBP	759	1,017,406
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024		200	198,771
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.84%	06/27/2026		411	411,540
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	4.63%	04/16/2026		336	335,894
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027		671	671,932
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024		55	55,547
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/19/2024		155	154,867
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/05/2028		445	444,702
Second Lien Incremental Term Loan(f)	–	05/21/2029		117	117,744
Kantar (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	12/04/2026	EUR	700	830,117
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.13%	12/04/2026		1,396	1,395,725
Madison IAQ LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/21/2028		1,522	1,513,949
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.25%	07/31/2025		264	263,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	5.00%	03/08/2025		$414	$ 387,494
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026		388	339,176
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.08%	08/14/2026		771	768,773
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B (1 mo. USD LIBOR + 4.25%)	4.40%	07/30/2027		3,321	3,323,723
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027		241	240,795
					13,997,535

Insurance–1.26%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	3.61%	01/31/2027		1,225	1,209,538
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.85%	01/31/2027		688	682,524
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027		2,580	2,585,563
Financiere CEP (France), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	4.00%	06/18/2027	EUR	57	67,756
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027		439	439,540
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.83%	09/03/2026		129	128,103
Term Loan (3 mo. USD LIBOR + 3.25%)	3.33%	12/31/2025		215	212,434
Sisaho international (France), Term Loan B(f)	–	07/22/2028	EUR	329	388,748
USI, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	12/02/2026		251	249,010
					5,963,216

Leisure Goods, Activities & Movies–6.46%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		2,818	2,810,972
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.09%	04/22/2026		2,591	2,319,824
Carnival Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025		386	384,757
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	9.25%	05/23/2024		449	482,284
Term Loan	8.25%	05/23/2024		1,712	2,112,649
Term Loan(f)	–	02/28/2025	EUR	122	114,862
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025		359	281,472
Term Loan (1 mo. USD LIBOR + 2.75%)	2.92%	09/20/2026		1,839	1,420,610
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	06/23/2028		581	576,202
Dorna Sports S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.51%	04/12/2024		1,424	1,408,879
Eagle Midco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 4.75%)	4.82%	03/10/2028	GBP	233	320,180
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	04/18/2025		284	264,569
Galileo Global Educaion Finance S.a.r.l. (Luxembourg), Term Loan B(f)	–	07/08/2028	EUR	129	151,983
Invictus Media S.L.U. (Spain)
Second Lien Term Loan (Acquired 05/17/2021-06/28/2021; Cost $1,553,498)(g)(j)	7.50%	12/26/2025	EUR	1,898	1,444,664
Term Loan A-1 (Acquired 05/18/2021-06/28/2021; Cost $407,396)(g)(j)	5.25%	06/26/2024	EUR	363	413,022
Term Loan A-2 (Acquired 05/18/2021-06/28/2021; Cost $255,643)(g)(j)	5.25%	06/26/2024	EUR	228	259,173
Term Loan B-1 (Acquired 05/31/2018-06/28/2021; Cost $1,608,876)(g)(j)	4.75%	06/26/2025	EUR	1,421	1,616,640
Term Loan B-2 (Acquired 05/31/2018-07/28/2021; Cost $1,393,352)(g)(j)	4.75%	06/26/2025	EUR	1,234	1,403,639
Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate(h)	0.00%	09/30/2027		267	171,308
PIK Term Loan, 6.00% PIK Rate, 2.75% Cash Rate(h)	2.75%	09/25/2025		204	198,332
PIK Term Loan, 6.00% PIK Rate, 7.25% Cash Rate(h)	6.00%	09/25/2023		114	115,358
Third Lien Term Loan B (3 mo. USD LIBOR + 7.50%)	8.75%	09/30/2025		256	223,306
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/29/2027	EUR	620	724,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	11/04/2026	EUR	1,090	$ 1,240,007
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.40%	11/04/2026		$292	280,642
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.40%	11/04/2026		38	36,884
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR	580	688,194
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	1,533	1,729,101
Royal Caribbean Cruises
Revolver Loan(e)	0.00%	10/12/2022		201	193,279
Revolver Loan(d)(e)	0.00%	04/05/2024		604	554,166
Revolver Loan(d)(e)	0.00%	04/12/2024		594	551,175
Term Loan(f)	–	04/05/2022		604	584,867
Sabre GLBL, Inc.
Term Loan B (3 mo. USD LIBOR + 2.00%)	2.08%	02/22/2024		56	55,659
Term Loan B-1(f)	–	12/17/2027		559	555,694
Term Loan B-2(f)	–	12/17/2027		376	373,698
SeaWorld Parks & Entertainment, Inc., Term Loan B	3.50%	08/12/2028		879	872,787
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	04/17/2026		229	223,967
USF S&H Holdco LLC
Delayed Draw Term Loan(d)(e)	0.00%	06/30/2025		162	162,334
Term Loan A(d)	0.00%	06/30/2025		108	108,080
Term Loan B(d)	4.00%	06/30/2025		1,775	1,774,653
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	1,322	1,449,184
					30,653,188

Lodging & Casinos–4.18%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	02/02/2026		1,040	1,032,794
Term Loan (1 mo. USD LIBOR + 3.75%)	3.83%	02/01/2026		502	488,543
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		882	884,160
B&B Hotels S.A.S. (France)
Incremental Term Loan	5.50%	06/30/2026	EUR	401	470,617
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	387	432,215
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	1,884	2,129,962
Bally’s Corp., Term Loan B(f)	–	07/31/2028		2,194	2,192,923
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.58%	06/30/2025		683	685,163
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.83%	12/23/2024		799	793,021
CityCenter Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		352	351,501
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/31/2028		96	96,000
Great Canadian Gaming Corp. (Canada), Term Loan B(f)	–	11/01/2026		493	494,863
GVC Finance LLC, Term Loan B-4(f)	–	03/16/2027		1,164	1,162,646
Hilton Grand Vacations Borrower LLC, Term Loan B(f)	–	05/19/2028		1,497	1,496,663
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	1,882	2,013,912
Term Loan D (3 mo. EURIBOR + 5.50%)	4.96%	09/12/2027	EUR	3,398	3,685,108
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.58%	05/29/2026		67	66,236
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.83%	08/14/2024		56	55,869
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		216	213,127
Tackle Group S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	05/07/2028	EUR	783	924,118
VICI Properties 1 LLC, Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	12/20/2024		171	170,775
					19,840,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Nonferrous Metals & Minerals–1.04%
American Rock Salt Co. LLC
Second Lien Term Loan(d)(f)	–	05/25/2029		$57	$ 57,030
Term Loan B(f)	–	05/25/2028		581	583,996
Corialis Group Ltd. (United Kingdom), Term Loan B(f)	–	05/24/2028	GBP	109	150,748
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026		642	636,502
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025		992	992,046
Term Loan (1 mo. USD LIBOR + 9.25%)(d)	10.25%	10/22/2025		589	606,190
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027		1,901	1,906,691
					4,933,203

Oil & Gas–2.88%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/21/2025		1,925	1,878,276
Fieldwood Energy LLC
DIP Term Loan (1 mo. USD LIBOR + 8.75%)(d)	9.75%	09/30/2021		125	130,332
DIP Term Loan(d)(e)	0.00%	09/30/2021		1,128	1,172,991
Glass Mountain Pipeline Holdings LLC, Term Loan(j)	5.50%	12/23/2024		885	332,044
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		1,175	876,918
McDermott International Ltd.
LOC(e)	0.00%	06/30/2024		2,136	1,703,548
LOC(d)	4.14%	06/30/2024		999	823,778
PIK Term Loan, 3.00% PIK Rate, 1.00% Cash Rate(h)	3.00%	06/30/2025		503	228,163
Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.08%	06/30/2024		92	59,554
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.65%	03/19/2024		4,093	3,753,413
QuarterNorth Energy, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $2,584,783)(g)	9.00%	03/31/2026		2,638	2,637,534
Southcross Energy Partners L.P., Revolver Loan(d)(e)	0.00%	01/31/2025		79	77,671
					13,674,222

Publishing–2.08%
Adtalem Global Education, Inc., Term Loan B (f)	–	02/12/2028		944	946,784
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024		259	259,747
Cengage Learning, Inc., Term Loan B(f)	–	06/29/2026		2,865	2,877,614
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.63%	08/21/2026		3,406	3,331,482
McGraw-Hill Education, Inc., Term Loan B(f)	–	07/30/2028		2,448	2,434,495
					9,850,122

Radio & Television–0.96%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%) (Acquired 06/23/2021-08/25/2021; Cost $1,234,086)(g)	3.34%	08/24/2026		2,141	1,349,132
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027		1,131	1,130,897
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.60%	01/02/2026		11	10,749
iHeartCommunications, Inc., Incremental Term Loan(f)	–	05/01/2026		355	353,998
Nexstar Broadcasting, Inc.
Term Loan B(f)	–	06/02/2028		193	190,686
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.60%	09/18/2026		55	54,352
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.59%	09/30/2026		617	605,969
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.09%	03/25/2028		601	597,529
Univision Communications, Inc.
Term Loan B(f)	–	05/05/2028		147	146,217
Term Loan C (1 mo. USD LIBOR + 3.25%)	4.00%	03/24/2026		130	129,891
					4,569,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–3.18%
Bass Pro Group LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/26/2028		$3,013	$ 3,028,585
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.58%	12/18/2026		341	330,917
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		1,723	1,723,994
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		402	410,110
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/15/2027		973	970,999
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	298	349,499
Term Loan B-2	5.50%	04/08/2026	EUR	171	201,184
Term Loan B-3	5.50%	04/08/2026	EUR	250	293,521
Term Loan B-4	5.50%	04/08/2026	EUR	526	617,469
Term Loan B-5	5.50%	04/08/2026	EUR	117	137,333
Petco Animal Supplies, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028		1,221	1,220,116
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		4,272	4,283,534
Rent-A-Center, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/17/2028		807	812,702
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028		718	727,810
					15,107,773

Surface Transport–2.43%
American Trailer World Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028		2,207	2,186,654
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028		272	272,802
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/13/2028		1,901	1,889,470
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.50%	07/13/2028		702	697,455
Hertz Corp. (The)
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	06/30/2028		1,244	1,240,532
Term Loan C (1 mo. USD LIBOR + 3.50%)	4.00%	06/14/2028		234	233,792
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%) (Acquired 04/16/2021-05/25/2021; Cost $2,022,083)(g)	4.00%	02/22/2025	EUR	1,769	1,939,560
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		662	654,451
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028		2,441	2,435,849
					11,550,565

Telecommunications–6.43%
Avaya, Inc., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.10%	12/15/2027		264	264,811
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		85	85,393
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/13/2027		1,490	1,494,984
Colorado Buyer, Inc.
First Lien Incremental Term Loan	4.16%	05/01/2024		1,409	1,390,905
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		7	6,842
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/02/2027		1,600	1,602,230
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027		887	895,589
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027		8	7,679
Frontier Communications Corp., DIP Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		1,330	1,331,720
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	10/15/2025		140	139,723
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		1,455	1,456,179
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(i)	6.50%	07/13/2022		822	829,477
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(i)	8.00%	11/27/2023		5,372	5,473,991
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(i)	0.00%	01/02/2024		645	658,651
Term Loan B-5(i)	8.63%	01/02/2024		1,409	1,438,670
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	11/04/2026		217	217,154
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.83%	03/01/2027		125	123,563

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.59%	11/30/2025	$1,992	$ 1,817,160
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.84%	11/30/2026	1,024	668,614
MTN Infrastructure TopCo, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024	177	177,226
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	11/15/2024	1,376	1,376,235
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026	75	75,200
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	04/11/2025	12	11,403
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.86%	12/07/2026	4,694	4,360,164
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	05/02/2023	2,726	2,484,144
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027	2,044	2,057,179
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.08%	03/09/2027	57	56,473
				30,501,359

Utilities–3.82%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/01/2027	704	706,643
Aria Energy Operating LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022	641	642,917
Calpine Corp., Term Loan (1 mo. USD LIBOR + 2.50%)	2.59%	12/16/2027	1,876	1,862,358
Centuri Group, Inc., Term Loan B(f)	–	08/18/2028	822	819,873
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025	1,845	1,651,685
ExGen Renewables IV LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	12/15/2027	215	215,184
Generation Bridge LLC
Term Loan B(d)(f)	–	09/01/2028	790	780,094
Term Loan C(d)(f)	–	09/01/2028	16	16,252
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028	599	598,465
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026	2,311	2,261,740
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026	1,550	1,394,852
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	4.12%	08/14/2026	600	567,011
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	2,643	1,980,210
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024	149	111,687
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024	1,247	1,158,336
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/17/2028	827	822,758
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.09%	01/15/2028	532	530,531
PowerTeam Services LLC, Incremental Term Loan(f)	–	03/06/2025	579	573,952
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.33%	03/27/2026	731	688,931
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.33%	03/27/2026	80	75,010
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.25%	05/07/2029	172	173,730
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	05/31/2028	477	475,430
				18,107,649
Total Variable Rate Senior Loan Interests (Cost $500,786,710)				499,016,045

			Shares

Common Stocks & Other Equity Interests–8.77%(k)

Aerospace & Defense–1.63%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(d)(g)			342	7,743,220

Automotive–0.01%
ThermaSys Corp.(d)			676,996	20,310

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(d)			780	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Invesco Senior Loan Fund

	Shares	Value
Building & Development–(continued)
Lake at Las Vegas Joint Venture LLC, Class B(d)	9	$ 0
		0

Business Equipment & Services–0.48%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,251,966)(g)	6,741	21,346
My Alarm Center LLC, Class A (Acquired 03/09/2021-03/19/2021; Cost $2,166,410)(d)(g)	16,406	2,272,173
		2,293,519

Containers & Glass Products–0.01%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $30,388)(g)	7,597	31,338

Drugs–0.05%
Envigo RMS Holding Corp., Class B(d)	18,639	233,360

Financial Intermediaries–0.00%
RJO Holdings Corp.(d)	2,851	2,851
RJO Holdings Corp., Class A(d)	2,314	2,314
RJO Holdings Corp., Class B(d)	3,000	30
		5,195

Health Care–0.00%
Prophylaxis B.V.(d)	505	0

Leisure Goods, Activities & Movies–0.31%
Crown Finance US, Inc. (Acquired 12/09/2020; Cost $0)(g)	171,770	85,017
USF S&H Holdco LLC(d)	1,786	1,395,231
		1,480,248

Lodging & Casinos–0.95%
Bally’s Corp.(l)	72,757	3,655,312
Caesars Entertainment, Inc.(l)	8,413	855,013
		4,510,325

Nonferrous Metals & Minerals–0.13%
Covia Holdings Corp. (Acquired 05/21/2018; Cost $448,650)(g)	63,763	633,645

Oil & Gas–3.31%
AF Global, Inc.(d)	498	996
Aquadrill LLC	49,326	1,604,328
California Resources Corp.(l)	71,621	2,451,587
California Resources Corp., Wts., expiring 10/27/2024	654	4,970
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $437,717)(g)	18,762	189
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $244,048)(g)	5,065	51
Fieldwood Energy LLC, Wts., expiring 08/27/2029(d)	14,855	133,695
Fieldwood Energy LLC, Wts., expiring 08/27/2029(d)	28,609	171,654
HGIM Corp.	8,544	39,875
HGIM Corp., Wts., expiring 07/02/2043	5,420	25,295
McDermott International Ltd.(l)	860,556	387,250
NexTier Oilfield Solutions, Inc.(l)	44,006	158,422
Noble Corp.(l)	929	22,621
Paragon Offshore Finance Co., Class A(d)	2,645	0
Paragon Offshore Finance Co., Class B(d)	1,323	10,333
QuarterNorth Energy, Inc. (Acquired 06/02/2021; Cost $291,680)(g)	50,065	5,882,637
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028 (Acquired 08/27/2021; Cost $1,839,769)(g)	27,961	3,257,457
Samson Investment Co., Class A(d)	84,254	505,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Invesco Senior Loan Fund

			Shares	Value
Oil & Gas–(continued)
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $759,465)(g)			73,367	$ 3,045
Transocean Ltd.(l)			191,873	683,068
Tribune Resources, Inc.(d)			382,888	354,171
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)			99,132	2,478
				15,699,646

Publishing–0.15%
Clear Channel Outdoor Holdings, Inc.(l)			264,909	696,711
MC Communications LLC(d)			739,817	0
				696,711

Radio & Television–0.59%
iHeartMedia, Inc., Class A(l)			112,643	2,802,558
iHeartMedia, Inc., Class B(d)			17	408
				2,802,966

Retailers (except Food & Drug)–0.06%
Claire’s Stores, Inc.			446	102,357
Toys ’R’ Us-Delaware, Inc.(d)			17	41,828
Vivarte S.A.S.(d)			233,415	153,098
				297,283

Surface Transport–0.07%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(g)			4,992	124,800
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-07/30/2021; Cost $0)(g)			97,630	31,018
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-07/30/2021; Cost $0)(g)			77,215	32,709
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(g)			5,248	131,200
				319,727

Telecommunications–0.00%
Goodman Networks, Inc.(d)(l)			117,618	0

Utilities–1.02%
Vistra Corp.			227,983	4,352,195
Vistra Operations Co. LLC, Rts., expiring 12/31/2046			366,133	482,014
				4,834,209
Total Common Stocks & Other Equity Interests (Cost $48,784,292)				41,601,702

	Interest Rate	Maturity Date	Principal Amount (000)(a)

U.S. Dollar Denominated Bonds & Notes–7.79%

Air Transport–0.49%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (m)	5.75%	04/20/2029	$419	453,031
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(m)	5.50%	04/20/2026	699	737,620
Mesa Airlines, Inc., Class B(d)	5.75%	07/15/2025	1,022	1,143,317
				2,333,968

Building & Development–0.60%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/01/2020-11/19/2020; Cost $2,269,463)(g)(m)	5.75%	05/15/2026	2,643	2,735,505
SRS Distribution, Inc.(m)	4.63%	07/01/2028	127	131,032
				2,866,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Business Equipment & Services–1.11%
ADT Security Corp. (The) (m)	4.13%	08/01/2029	$1,632	$ 1,631,967
Advantage Sales & Marketing, Inc.(m)	6.50%	11/15/2028	1,068	1,117,395
Clarivate Science Holdings Corp.(m)	3.88%	07/01/2028	247	251,686
Imola Merger Corp.(m)	4.75%	05/15/2029	390	404,137
Prime Security Services Borrower LLC/Prime Finance, Inc.(m)	5.75%	04/15/2026	1,118	1,210,892
WASH Multifamily Acquisition, Inc. (Acquired 04/08/2021; Cost $602,000)(g)(m)	5.75%	04/15/2026	602	630,613
				5,246,690

Cable & Satellite Television–0.46%
Altice Financing S.A. (Luxembourg) (m)	5.00%	01/15/2028	609	609,390
Altice France S.A. (France)(m)	5.50%	01/15/2028	328	337,840
CSC Holdings LLC(m)	5.75%	01/15/2030	180	190,443
Virgin Media Secured Finance PLC (United Kingdom)(m)	4.50%	08/15/2030	1,018	1,033,830
				2,171,503

Chemicals & Plastics–0.06%
Herens Holdco S.a.r.l. (Luxembourg)(m)	4.75%	05/15/2028	305	306,473

Electronics & Electrical–0.50%
CommScope, Inc. (m)	4.75%	09/01/2029	325	329,522
Diebold Nixdorf, Inc.(m)	9.38%	07/15/2025	1,078	1,185,800
Energizer Holdings, Inc.(m)	4.38%	03/31/2029	528	530,175
TTM Technologies, Inc.(m)	4.00%	03/01/2029	333	337,579
				2,383,076

Food Service–0.19%
eG Global Finance PLC (United Kingdom)(m)	6.75%	02/07/2025	865	889,869

Health Care–0.12%
Global Medical Response, Inc. (m)	6.50%	10/01/2025	298	307,685
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(m)	4.13%	04/30/2028	259	267,534
				575,219

Industrial Equipment–0.90%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (m)	7.38%	08/15/2026	2,987	3,092,859
Madison IAQ LLC(m)	4.13%	06/30/2028	337	339,366
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany) (Acquired 06/30/2020; Cost $361,000)(g)(m)	7.63%	07/15/2028	361	391,461
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany) (Acquired 06/30/2020; Cost $442,000)(g)(m)	5.25%	07/15/2027	442	467,557
				4,291,243

Insurance–0.12%
Acrisure LLC/Acrisure Finance, Inc.(m)	4.25%	02/15/2029	567	562,050

Leisure Goods, Activities & Movies–0.57%
AMC Entertainment Holdings, Inc. (m)	10.50%	04/15/2025	1,751	1,880,136
SeaWorld Parks & Entertainment, Inc.(m)	8.75%	05/01/2025	760	822,700
				2,702,836

Lodging & Casinos–0.31%
Caesars Entertainment, Inc.(m)	6.25%	07/01/2025	1,379	1,459,258

Nonferrous Metals & Minerals–0.16%
SCIH Salt Holdings, Inc.(m)	4.88%	05/01/2028	751	757,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–0.42%
Mav Acquisition Corp.(m)	5.75%	08/01/2028		$1,990	$ 1,985,224

Radio & Television–0.54%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 07/18/2019-11/04/2020; Cost $1,785,003)(g)(m)	5.38%	08/15/2026		2,234	1,486,839
iHeartCommunications, Inc.(m)	4.75%	01/15/2028		194	200,547
Nexstar Media, Inc.(m)	5.63%	07/15/2027		491	522,233
Univision Communications, Inc.(m)	4.50%	05/01/2029		322	327,039
					2,536,658

Retailers (except Food & Drug)–0.02%
PetSmart, Inc./PetSmart Finance Corp.(m)	4.75%	02/15/2028		85	88,613

Surface Transport–0.24%
First Student Bidco, Inc./First Transit Parent, Inc.(m)	4.00%	07/31/2029		1,150	1,142,732

Telecommunications–0.81%
Avaya, Inc. (m)	6.13%	09/15/2028		1,063	1,122,794
Cablevision Lightpath LLC(m)	3.88%	09/15/2027		180	178,236
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(m)	6.75%	10/01/2026		341	354,214
Consolidated Communications, Inc.(m)	6.50%	10/01/2028		276	302,220
Frontier Communications Holdings LLC(m)	5.88%	10/15/2027		395	422,741
Lumen Technologies, Inc.(m)	4.00%	02/15/2027		415	426,412
Windstream Escrow LLC/Windstream Escrow Finance Corp.(m)	7.75%	08/15/2028		1,007	1,041,626
					3,848,243

Utilities–0.17%
Artera Services LLC (m)	9.03%	12/04/2025		262	286,562
Calpine Corp.(m)	4.50%	02/15/2028		516	532,125
					818,687
Total U.S. Dollar Denominated Bonds & Notes (Cost $35,819,363)					36,966,300

Non-U.S. Dollar Denominated Bonds & Notes–2.09%(n)

Building & Development–0.17%
APCOA Parking Holdings GmbH (Germany)(m)	4.63%	01/15/2027	EUR	167	200,689
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(m)(o)	5.00%	01/15/2027	EUR	272	325,452
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(m)(o)	5.13%	11/15/2022	EUR	100	101,758
Haya Real Estate S.A. (Spain)(m)	5.25%	11/15/2022	EUR	198	200,532
					828,431

Cable & Satellite Television–0.25%
Altice Financing S.A. (Luxembourg)(m)	3.00%	01/15/2028	EUR	260	293,121
Altice Finco S.A. (Luxembourg)(m)	4.75%	01/15/2028	EUR	756	870,821
					1,163,942

Chemicals & Plastics–0.12%
Herens Midco S.a.r.l. (Luxembourg)(m)	5.25%	05/15/2029	EUR	506	576,175

Financial Intermediaries–0.52%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(m)(o)	5.00%	08/01/2024	EUR	200	224,550
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(m)(o)	6.25%	05/01/2026	EUR	632	760,416
Garfunkelux Holdco 3 S.A. (Luxembourg)(m)	6.75%	11/01/2025	EUR	909	1,125,894
Newday Bondco PLC (United Kingdom)(m)	7.38%	02/01/2024	GBP	261	365,849
					2,476,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–0.40%
Ideal Standard International S.A. (Belgium)(m)	6.38%	07/30/2026	EUR	316	$ 364,032
Very Group Funding PLC (The) (United Kingdom)(m)	6.50%	08/01/2026	GBP	1,101	1,528,620
					1,892,652

Leisure Goods, Activities & Movies–0.11%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(m)(o)	4.75%	06/15/2027	EUR	211	248,734
Deuce Finco PLC (United Kingdom)(m)	5.50%	06/15/2027	GBP	211	292,406
					541,140

Lodging & Casinos–0.27%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 06/28/2019-05/27/2021; Cost $1,281,469)(g)(m)(o)	5.45%	07/15/2025	GBP	989	1,300,266

Oil & Gas–0.01%
Petroleum GEO-Services ASA, (Norway) (Acquired 02/09/2021; Cost $327,022)(d)(g)	5.00%	02/09/2024	NOK	325	37,614

Retailers (except Food & Drug)–0.24%
Douglas GmbH (Germany)(m)	6.00%	04/08/2026	EUR	788	942,373
Kirk Beauty SUN GmbH (Germany)(h)(m)	8.25%	10/01/2026	EUR	151	176,966
					1,119,339
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,156,455)					9,936,268

			Shares
Preferred Stocks–0.66%(k)

Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(d)				144,220	4,327

Containers & Glass Products–0.05%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $185,378)(d)(g)				2,275	234,282

Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(d)				584	2,920

Oil & Gas–0.14%
McDermott International Ltd., Pfd.(d)				563,918	366,547
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940)(d)(g)				292,193	156,323
Southcross Energy Partners L.P., Series B, Pfd. (Acquired 01/31/2020; Cost $0)(d)(g)				77,117	156,162
					679,032

Surface Transport–0.47%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $938,463)(g)				18,575	495,330
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $986,469)(g)				19,526	520,690
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(g)				21,989	709,145
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(g)				15,443	498,037
					2,223,202

Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(d)				139,938	0
Total Preferred Stocks (Cost $3,415,591)					3,143,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Asset-Backed Securities–0.26%

Structured Products–0.26%
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(m)(o) (Cost $1,220,000)	4.88%	10/25/2028	$1,220	$1,214,441

TOTAL INVESTMENTS IN SECURITIES(p) –124.75% (Cost $600,182,411)				591,878,519

BORROWINGS–(17.39)%				(82,500,000)

OTHER ASSETS LESS LIABILITIES–(7.36)%				(34,912,730)

NET ASSETS–100.00%				$474,465,789

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NOK	– Norwegian Krone
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(f)	This variable rate interest will settle after August 31, 2021, at which time the interest rate will be determined.
(g)	Restricted security. The aggregate value of these securities at August 31, 2021 was $56,192,275, which represented 11.84% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $5,472,775, which represented 1.15% of the Fund’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $46,936,078, which represented 9.89% of the Fund’s Net Assets.

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
09/16/2021	BNP Paribas S.A.	GBP	2,530,805	USD	3,502,688	$ 23,090
09/16/2021	BNP Paribas S.A.	USD	18,308,366	EUR	15,580,408	93,161
09/16/2021	Canadian Imperial Bank of Commerce	GBP	2,533,428	USD	3,505,498	22,292
09/16/2021	Canadian Imperial Bank of Commerce	USD	1,099,634	EUR	932,093	1,232
10/15/2021	Canadian Imperial Bank of Commerce	GBP	2,547,179	USD	3,527,833	25,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

09/16/2021	Citibank, N.A.	EUR	15,090,061	USD	17,847,935	$25,541

09/16/2021	Citibank, N.A.	GBP	2,530,805	USD	3,502,453	22,855

09/16/2021	Goldman Sachs International	EUR	14,864,836	USD	17,560,128	3,740

09/16/2021	Goldman Sachs International	USD	18,571,705	EUR	15,816,475	108,634

09/16/2021	Morgan Stanley and Co. International PLC	EUR	16,090,554	USD	19,039,453	35,408

10/15/2021	Morgan Stanley and Co. International PLC	GBP	2,547,179	USD	3,527,783	25,440

09/16/2021	State Street Bank & Trust Co.	EUR	500,000	USD	591,103	569

09/16/2021	State Street Bank & Trust Co.	USD	18,567,751	EUR	15,816,475	112,588

10/15/2021	Toronto Dominion Bank	GBP	2,549,165	USD	3,530,273	25,200

09/16/2021	UBS AG	EUR	200,000	USD	236,267	53

Subtotal–Appreciation						525,292

Currency Risk

10/15/2021	Barclays Capital	EUR	180,682	USD	212,580	(941)

10/15/2021	BNP Paribas S.A.	EUR	15,580,408	USD	18,319,132	(92,967)

09/16/2021	Canadian Imperial Bank of Commerce	USD	3,528,274	GBP	2,547,681	(25,471)

09/16/2021	Deutsche Bank AG	EUR	1,000,000	USD	1,177,540	(3,528)

10/15/2021	Goldman Sachs International	EUR	15,816,475	USD	18,582,650	(108,421)

09/16/2021	Morgan Stanley and Co. International PLC	EUR	400,000	USD	470,987	(1,440)

09/16/2021	Morgan Stanley and Co. International PLC	USD	3,528,223	GBP	2,547,681	(25,421)

10/15/2021	State Street Bank & Trust Co.	EUR	15,816,475	USD	18,578,680	(112,391)

09/16/2021	Toronto Dominion Bank	USD	3,461,489	GBP	2,499,675	(24,690)

Subtotal–Depreciation						(395,270)

Total Forward Foreign Currency Contracts						$130,022

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

Portfolio Composition†*

By credit quality, based on total investments

as of August 31, 2021

BBB-	2.42%
BB+	1.71
BB	3.08
BB-	9.98
B+	10.09
B	21.94
B-	21.41
CCC+	6.45
CCC	1.83
CCC-	0.39
C	0.25
D	1.15
Non-Rated	13.07
Equity	6.23

†Source:

Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Invesco Senior Loan Fund

ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Invesco Senior Loan Fund

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $600,182,411)	$591,878,519

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	525,292

Cash	25,860,013

Foreign currencies, at value (Cost $5,580,163)	5,575,425

Receivable for:
Investments sold	31,385,735

Fund shares sold	102,495

Dividends	1,250

Interest	4,501,134

Investments matured, at value (Cost $22,666,062)	1,185,345

Investment for trustee deferred compensation and retirement plans	30,742

Other assets	140,361

Total assets	661,186,311

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	395,270

Payable for:
Borrowings	82,500,000

Investments purchased	82,493,628

Dividends	571,157

Fund shares reacquired	365

Accrued fees to affiliates	317,466

Accrued interest expense	323,334

Accrued trustees’ and officers’ fees and benefits	1,346

Accrued other operating expenses	688,047

Trustee deferred compensation and retirement plans	76,604

Unfunded loan commitments	19,353,305

Total liabilities	186,720,522

Net assets applicable to common shares	$474,465,789

Net assets applicable to common shares consist of:
Shares of beneficial interest	$706,780,705

Distributable earnings (loss)	(232,314,916)

$474,465,789

Net Assets:
Class A	$59,820,280

Class C	$47,132,225

Class Y	$1,178,765

Class IB	$339,527,913

Class IC	$26,806,606

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Class A	9,051,840

Class C	7,114,690

Class Y	177,536

Class IB	51,375,169

Class IC	4,056,610

Class A:
Net asset value per share	$6.61

Maximum offering price per share (Net asset value of $6.61 ÷ 96.75%)	$6.83

Class C:
Net asset value and offering price per share	$6.62

Class Y:
Net asset value and offering price per share	$6.64

Class IB:
Net asset value and offering price per share	$6.61

Class IC:
Net asset value and offering price per share	$6.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Invesco Senior Loan Fund

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$13,749,503

Dividends	113,295

Other income	14,634

Total investment income	13,877,432

Expenses:
Advisory fees	2,161,079

Administrative services fees	606,238

Custodian fees	93,915

Distribution fees:
Class A	74,882

Class C	237,343

Class IC	20,638

Interest, facilities and maintenance fees	673,127

Transfer agent fees	291,284

Trustees’ and officers’ fees and benefits	14,501

Registration and filing fees	30,426

Reports to shareholders	310,983

Professional services fees	95,612

Other	15,743

Total expenses	4,625,771

Net investment income	9,251,661

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,785,049)

Foreign currencies	157,957

Forward foreign currency contracts	1,317,916

(1,309,176)

Change in net unrealized appreciation of:
Unaffiliated investment securities	13,284,115

Foreign currencies	204,834

Forward foreign currency contracts	85,067

13,574,016

Net realized and unrealized gain	12,264,840

Net increase in net assets resulting from operations	$21,516,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Invesco Senior Loan Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$ 9,251,661	$ 18,594,254

Net realized gain (loss)	(1,309,176)	(23,612,020)

Change in net unrealized appreciation	13,574,016	27,122,778

Net increase in net assets resulting from operations	21,516,501	22,105,012

Distributions to shareholders from distributable earnings:
Class A	(1,010,876)	(2,470,970)

Class C	(624,761)	(1,579,468)

Class Y	(20,358)	(71,984)

Class IB	(6,226,712)	(14,106,902)

Class IC	(477,608)	(1,091,882)

Total distributions from distributable earnings	(8,360,315)	(19,321,206)

Return of capital:
Class A	–	(146,293)

Class C	–	(114,809)

Class Y	–	(3,984)

Class IB	–	(789,565)

Class IC	–	(63,392)

Total return of capital	–	(1,118,043)

Total distributions	(8,360,315)	(20,439,249)

Share transactions–net:
Class A	(1,646,757)	(14,356,073)

Class C	(2,085,020)	(10,247,880)

Class Y	97,895	(1,292,560)

Class IB	(15,066,261)	(29,717,517)

Class IC	(1,363,836)	(2,557,577)

Net increase (decrease) in net assets resulting from share transactions	(20,063,979)	(58,171,607)

Net increase (decrease) in net assets	(6,907,793)	(56,505,844)

Net assets:
Beginning of period	481,373,582	537,879,426

End of period	$474,465,789	$481,373,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Invesco Senior Loan Fund

Statement of Cash Flows

For the six months ended August 31, 2021

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$21,516,501

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(237,174,265)

Proceeds from sales of investments	255,425,284

Purchases of short-term investments, net	(1,942,117)

Amortization of premium on investment securities	1,226,556

Accretion of discount on investment securities	(1,063,632)

Net realized loss from investment securities	2,785,049

Net change in unrealized appreciation on investment securities	(13,284,115)

Net change in unrealized appreciation of forward foreign currency contracts	(85,067)

Change in operating assets and liabilities:

Increase in receivables and other assets	(1,409,845)

Increase in accrued expenses and other payables	96,850

Net cash provided by operating activities	26,091,199

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(3,495,681)

Proceeds from shares of beneficial interest sold	4,529,420

Disbursements from shares of beneficial interest reacquired	(29,243,901)

Net cash provided by (used in) financing activities	(28,210,162)

Net decrease in cash and cash equivalents	(2,118,963)

Cash and cash equivalents at beginning of period	33,554,401

Cash and cash equivalents at end of period	$31,435,438

Non-cash financing activities:

Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$4,811,483

Supplemental disclosure of cash flow information:

Cash paid during the period for taxes	$5,891

Cash paid during the period for interest, facilities and maintenance fees	$513,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Invesco Senior Loan Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)	Total borrowings (000’s omitted)	Asset Coverage per $1,000 unit of senior indebtedness (d)
Class A
Six months ended 08/31/21	$6.43	$0.12	$0.17	$0.29	$(0.11)	$ –	$(0.11)	$6.61	4.55	%(e)	$ 59,820	2.04	%(e)(f)	2.04	%(e)(f)	1.76	%(e)(f)	3.74	%(e)(f)	42%	$ 82,500	$6,751
Year ended 02/28/21	6.34	0.23	0.11	0.34	(0.24)	(0.01)	(0.25)	6.43	5.77	(e)	59,821	2.05	(e)	2.05	(e)	1.71	(e)	3.80	(e)	64	82,500	6,835
Year ended 02/29/20	6.61	0.30	(0.26)	0.04	(0.31)	–	(0.31)	6.34	0.58	(e)	74,640	2.41	(e)	2.41	(e)	1.66	(e)	4.62	(e)	55	115,000	5,677
Year ended 02/28/19	6.72	0.28	(0.10)	0.18	(0.29)	–	(0.29)	6.61	3.19	(e)	90,789	2.46	(e)	2.46	(e)	1.71	(e)	4.25	(e)	44	160,000	5,009
Year ended 02/28/18	6.68	0.26	0.05	0.31	(0.26)	(0.01)	(0.27)	6.72	4.79	(e)	108,897	2.24	(e)	2.24	(e)	1.73	(e)	3.88	(e)	53	170,000	5,354
Year ended 02/28/17	5.81	0.34	0.86	1.20	(0.32)	(0.01)	(0.33)	6.68	20.97	(e)	121,627	2.06	(e)	2.06	(e)	1.67	(e)	5.34	(e)	73	150,000	6,617
Class C
Six months ended 08/31/21	6.44	0.10	0.17	0.27	(0.09)	–	(0.09)	6.62	4.16	(e)	47,132	2.79	(e)(f)	2.79	(e)(f)	2.51	(e)(f)	2.99	(e)(f)	42	82,500	6,751
Year ended 02/28/21	6.36	0.18	0.10	0.28	(0.19)	(0.01)	(0.20)	6.44	4.81	(e)	47,919	2.80	(e)	2.80	(e)	2.46	(e)	3.05	(e)	64	82,500	6,835
Year ended 02/29/20	6.63	0.25	(0.26)	(0.01)	(0.26)	–	(0.26)	6.36	(0.16	)(e)	58,449	3.16	(e)	3.16	(e)	2.41	(e)	3.87	(e)	55	115,000	5,677
Year ended 02/28/19	6.73	0.23	(0.09)	0.14	(0.24)	–	(0.24)	6.63	2.50	(e)	77,951	3.21	(e)	3.21	(e)	2.46	(e)	3.50	(e)	44	160,000	5,009
Year ended 02/28/18	6.70	0.21	0.04	0.25	(0.21)	(0.01)	(0.22)	6.73	3.86	(e)	95,894	2.99	(e)	2.99	(e)	2.48	(e)	3.13	(e)	53	170,000	5,354
Year ended 02/28/17	5.82	0.29	0.87	1.16	(0.27)	(0.01)	(0.28)	6.70	20.24	(e)	117,699	2.81	(e)	2.81	(e)	2.42	(e)	4.59	(e)	73	150,000	6,617
Class Y
Six months ended 08/31/21	6.43	0.13	0.20	0.33	(0.12)	–	(0.12)	6.64	5.16		1,179	1.79	(f)	1.79	(f)	1.51	(f)	3.99	(f)	42	82,500	6,751
Year ended 02/28/21	6.34	0.24	0.11	0.35	(0.25)	(0.01)	(0.26)	6.43	6.04		1,045	1.80		1.80		1.46		4.05		64	82,500	6,835
Year ended 02/29/20	6.61	0.32	(0.26)	0.06	(0.33)	–	(0.33)	6.34	0.83		2,436	2.16		2.16		1.41		4.87		55	115,000	5,677
Year ended 02/28/19	6.72	0.30	(0.10)	0.20	(0.31)	–	(0.31)	6.61	3.47		2,894	2.21		2.21		1.46		4.50		44	160,000	5,009
Year ended 02/28/18	6.68	0.28	0.05	0.33	(0.28)	(0.01)	(0.29)	6.72	5.05		2,161	1.99		1.99		1.48		4.13		53	170,000	5,354
Year ended 02/28/17	5.81	0.36	0.85	1.21	(0.33)	(0.01)	(0.34)	6.68	21.27		2,037	1.81		1.81		1.42		5.59		73	150,000	6,617
Class IB
Six months ended 08/31/21	6.43	0.13	0.17	0.30	(0.12)	–	(0.12)	6.61	4.68		339,528	1.79	(f)	1.79	(f)	1.51	(f)	3.99	(f)	42	82,500	6,751
Year ended 02/28/21	6.34	0.24	0.11	0.35	(0.25)	(0.01)	(0.26)	6.43	6.04		345,166	1.80		1.80		1.46		4.05		64	82,500	6,835
Year ended 02/29/20	6.61	0.32	(0.26)	0.06	(0.33)	–	(0.33)	6.34	0.83		372,576	2.16		2.16		1.41		4.87		55	115,000	5,677
Year ended 02/28/19	6.72	0.30	(0.10)	0.20	(0.31)	–	(0.31)	6.61	3.46		432,894	2.21		2.21		1.46		4.50		44	160,000	5,009
Year ended 02/28/18	6.69	0.28	0.04	0.32	(0.28)	(0.01)	(0.29)	6.72	4.89		491,279	1.99		1.99		1.48		4.13		53	170,000	5,354
Year ended 02/28/17	5.81	0.36	0.86	1.22	(0.33)	(0.01)	(0.34)	6.69	21.45		552,939	1.81		1.81		1.42		5.59		73	150,000	6,617
Class IC
Six months ended 08/31/21	6.43	0.13	0.16	0.29	(0.11)	–	(0.11)	6.61	4.60	(e)	26,807	1.94	(e)(f)	1.94	(e)(f)	1.66	(e)(f)	3.84	(e)(f)	42	82,500	6,751
Year ended 02/28/21	6.34	0.23	0.12	0.35	(0.25)	(0.01)	(0.26)	6.43	5.88	(e)	27,422	1.95	(e)	1.95	(e)	1.61	(e)	3.90	(e)	64	82,500	6,835
Year ended 02/29/20	6.61	0.31	(0.26)	0.05	(0.32)	–	(0.32)	6.34	0.68	(e)	29,779	2.31	(e)	2.31	(e)	1.56	(e)	4.72	(e)	55	115,000	5,677
Year ended 02/28/19	6.72	0.29	(0.10)	0.19	(0.30)	–	(0.30)	6.61	3.30	(e)	36,854	2.36	(e)	2.36	(e)	1.61	(e)	4.35	(e)	44	160,000	5,009
Year ended 02/28/18	6.69	0.27	0.05	0.32	(0.28)	(0.01)	(0.29)	6.72	4.74	(e)	41,957	2.14	(e)	2.14	(e)	1.63	(e)	3.98	(e)	53	170,000	5,354
Year ended 02/28/17	5.81	0.35	0.86	1.21	(0.32)	(0.01)	(0.33)	6.69	21.28	(e)	46,648	1.96	(e)	1.96	(e)	1.57	(e)	5.44	(e)	73	150,000	6,617

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d)

Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for Class A shares, 1.00% for Class C shares and 0.15% for Class IC shares for the six months ended August 31, 2021 and for each of the years ended February 28, 2021, February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, respectively.

(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Invesco Senior Loan Fund

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

    The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in adjustable rate senior loans. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.

    The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes,

32                             Invesco Senior Loan Fund

potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and

33                             Invesco Senior Loan Fund

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents - For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Industry Focus - To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the

34                             Invesco Senior Loan Fund

LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

P.

Leverage Risk - The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

Q.

Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

R.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.900%
Next $1 billion	0.850%
Next $1 billion	0.825%
Next $500 million	0.800%
Over $3 billion	0.775%

For the six months ended August 31, 2021, the effective advisory fee rate incurred by the Fund was 0.90%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.

The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class IC shares to compensate IDI for the sale,

35                             Invesco Senior Loan Fund

distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended August 31, 2021, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2021, IDI advised the Fund that IDI retained $2,155 in front-end sales commissions from the sale of Class A shares and $0, $0 and $0 from Class A, Class C and Class IC shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Fund are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$449,435,403	$49,580,642	$499,016,045

Common Stocks & Other Equity Interests	16,069,707	12,488,321	13,043,674	41,601,702

U.S. Dollar Denominated Bonds & Notes	–	35,822,983	1,143,317	36,966,300

Non-U.S. Dollar Denominated Bonds & Notes	–	9,898,654	37,614	9,936,268

Preferred Stocks	–	2,223,202	920,561	3,143,763

Asset-Backed Securities	–	1,214,441	–	1,214,441

Total Investments in Securities	16,069,707	511,083,004	64,725,808	591,878,519

Other Investments - Assets*

Investments Matured	–	–	1,185,345	1,185,345

Forward Foreign Currency Contracts	–	525,292	–	525,292

	–	525,292	1,185,345	1,710,637

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(395,270)	–	(395,270)

Total Other Investments	–	130,022	1,185,345	1,315,367

Total Investments	$16,069,707	$511,213,026	$65,911,153	$593,193,886

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

36                             Invesco Senior Loan Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2021:

	Value 02/28/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 08/31/21
Variable Rate Senior Loan Interests	$39,847,265	$17,596,949	$(9,411,117)	$56,998	$395,566	$345,722	$6,790,898	$(6,041,639)	$49,580,642
Common Stocks & Other Equity Interests	9,303,563	2,471,759	(960,257)	-	350,388	1,209,784	673,021	(4,584)	13,043,674
U.S. Dollar Denominated Bonds & Notes	1,353,837	-	(227,133)	-	-	16,613	-	-	1,143,317
Non-U.S. Dollar Denominated Bonds & Notes	-	327,022	-	-	-	(289,408)	-	-	37,614
Preferred Stocks	261,831	-	-	-	-	91,342	567,388	-	920,561
Investments Matured	756,533	427,769	-	-	-	1,043	-	-	1,185,345
Total	$51,523,029	$20,823,499	$(10,598,507)	$56,998	$745,954	$1,375,096	$8,031,307	$(6,046,223)	$65,911,153

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 08/31/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

Boeing Co., Revolver Loan	$9,103,991	Valuation Service	N/A	N/A	N/A	(a)

IAP Worldwide Services, Inc.	7,743,220	Enterprise Value	Multiple Last 12 Months Earnings Before Interest, Taxes, Depreciation, and Amortization	N/A N/A	6x $38.5 million	(b)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

(b)

The Fund fair values certain common equity securities and loans using an Enterprise Value (“EV”) approach, which utilizes a multiple of the company’s last 12 months earnings before interest, taxes, depreciation, and amortization. For common equity securities, the EV will be adjusted for outstanding debt and cash on hand. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2021:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$525,292

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$525,292

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(395,270)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(395,270)

37                             Invesco Senior Loan Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Capital	$ –	$ (941)	$(941)	$–	$–	$(941)

BNP Paribas S.A.	116,251	(92,967)	23,284	–	–	23,284

Canadian Imperial Bank of Commerce	49,013	(25,471)	23,542	–	–	23,542

Citibank, N.A.	48,396	–	48,396	–	–	48,396

Deutsche Bank AG	–	(3,528)	(3,528)	–	–	(3,528)

Goldman Sachs International	112,374	(108,421)	3,953	–	–	3,953

Morgan Stanley and Co. International PLC	60,848	(26,861)	33,987	–	–	33,987

State Street Bank & Trust Co.	113,157	(112,391)	766	–	–	766

Toronto Dominion Bank	25,200	(24,690)	510	–	–	510

UBS AG	53	–	53	–	–	53

Total	$525,292	$(395,270)	$130,022	$–	$–	$130,022

Effect of Derivative Investments for the six months ended August 31, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$1,317,916
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	85,067
Total	$1,402,983

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$174,552,588

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Fund has entered into a $200 million revolving credit and security agreement, which will expire on November 12, 2021. The revolving credit and security agreement is secured by the assets of the Fund.

During the six months ended August 31, 2021, the average daily balance of borrowing under the revolving credit and security agreement was $82,500,000 with an average interest rate of 1.62%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

38                             Invesco Senior Loan Fund

NOTE 7–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2021. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Al Aqua Merger Sub, Inc.	Delayed Draw Term Loan	$ 644,463	$ 5,087
Boeing Co.	Revolver Loan	9,020,897	83,094
BrightPet	Delayed Draw Term Loan	659,754	14,947
BrightPet	Revolver Loan	247,408	5,605
Constant Contact	Delayed Draw Term Loan	405,903	654
Fieldwood Energy LLC	DIP Term Loan	1,125,380	47,611
IAP Worldwide Services, Inc.	Revolver Loan	1,946,523	0
ImageFirst	Delayed Draw Term Loan	90,005	431
McDermott International Ltd.	LOC	2,136,110	(432,562)
My Alarm Center LLC	Revolver Loan	578,742	2,894
NAS, LLC	Revolver Loan	507,645	8,520
Protect America	Revolver Loan	234,894	4,965
Royal Caribbean Cruises	Revolver Loan	189,252	4,027
Royal Caribbean Cruises	Revolver Loan	543,747	7,428
Royal Caribbean Cruises	Revolver Loan	546,616	7,550
Southcross Energy Partners L.P.	Revolver Loan	79,256	(1,585)
TGP Holdings III LLC	Delayed Draw Term Loan	79,244	473
Thermostat Purchaser III, Inc.	Delayed Draw Term Loan	110,177	830
Trident TPI Holdings, Inc.	Delayed Draw Term Loan	46,500	64
USF S&H Holdco LLC	Delayed Draw Term Loan	160,789	1,545
		$19,353,305	$(238,422)

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$8,067,865	$191,757,051	$199,824,916

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2021 was $247,177,110 and $259,571,226, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$29,187,457

Aggregate unrealized (depreciation) of investments	(61,216,134)

Net unrealized appreciation (depreciation) of investments	$(32,028,677)

Cost of investments for tax purposes is $625,222,563.

39                             Invesco Senior Loan Fund

NOTE 10–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2021, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,136,110	$1,703,548

NOTE 11–Dividends

The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2021.

		Amount Per Share

Share Class	Record Date	Payable September 30, 2021
Class A	Daily	$0.0211
Class C	Daily	$0.0171
Class Y	Daily	$0.0225
Class IB	Daily	$0.0225
Class IC	Daily	$0.0217

NOTE 12–Repurchase of Shares

The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.

The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for the offers is for not less than 6% (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the year ended August 31, 2021, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 19, 2021	6.0%	812,071	1.1%
April 16, 2021	6.0	620,795	0.8
May 21, 2021	6.0	922,888	1.2
June 18, 2021	6.0	541,733	0.7
July 16, 2021	6.0	693,058	1.0
August 20, 2021	6.0	875,229	1.2

NOTE 13–Share Information

	Summary of Share Activity
	Six months ended August 31, 2021(a)		Year ended February 28, 2021

	Shares	Amount	Shares	Amount

Sold:
Class A	402,202	$2,617,788	435,606	$2,557,030
Class C	182,704	1,194,314	51,231	313,888
Class Y	20,553	133,672	47,451	285,588
Class IB	61,135	395,660	26,757	162,386
Class IC	4,153	26,873	2,903	17,972
Issued as reinvestment of dividends:
Class A	87,176	559,185	264,564	1,561,104
Class C	54,017	352,888	181,706	1,073,595
Class Y	1,975	12,876	6,336	37,337
Class IB	555,458	3,586,830	1,557,629	9,218,290
Class IC	45,994	299,704	132,052	780,792

40                             Invesco Senior Loan Fund

	Summary of Share Activity

	Six months ended August 31, 2021(a)		Year ended February 28, 2021

	Shares	Amount	Shares	Amount

Reacquired:
Class A	(744,305)	$(4,823,730)	(3,161,197)	$(18,474,207)

Class C	(558,148)	(3,632,222)	(1,988,401)	(11,635,363)

Class Y	(7,472)	(48,653)	(275,410)	(1,615,485)

Class IB	(2,937,730)	(19,048,751)	(6,623,468)	(39,098,193)

Class IC	(259,801)	(1,690,413)	(563,644)	(3,356,341)

Net increase (decrease) in share activity	(3,092,089)	$(20,063,979)	(9,905,885)	$(58,171,607)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

41                             Invesco Senior Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2021 through August 31, 2021.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/21)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/21)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,042.50	$10.50	$1,014.92	$10.36	2.04%
Class C	1,000.00	1,037.00	14.32	1,011.14	14.14	2.79
Class Y	1,000.00	1,042.10	9.21	1,016.18	9.10	1.79
Class IB	1,000.00	1,043.80	9.22	1,016.18	9.10	1.79
Class IC	1,000.00	1,043.00	9.99	1,015.43	9.86	1.94

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2021 through August 31, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

42                             Invesco Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of Invesco Senior Loan Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end interval fund, including, but not limited to, leverage management and facilitation and management of the Fund’s monthly repurchase offers. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

43                             Invesco Senior Loan Fund

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe comprised of all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds, and further noted that the Fund is unique relative to its peers in that it is a closed-end interval fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted there were only two funds (including the Fund) in the expense group. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees were each ranked second out of two funds (including the Fund) in its expense group and discussed with management reasons for such relative actual and contractual management fees.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Funds and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

44                             Invesco Senior Loan Fund

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05845                                          Invesco Distributors, Inc.                                                                                       VK-SLO-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 21, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 21, 2021, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Loan Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2021